Shareholder Equity (Details) - Schedule of Share-Based Compensation Related to Equity Plans - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Based Compensation Related To Equity Plans Abstract
Cost of sales	$ 5,288	$ 28,577	$ 12,167	$ 37,102	$ 62,099	$ 7,940
Technology and development	13,386	32,962	26,772	32,962	59,734	19,226
Sales, general and administrative	$ 130,793	$ 351,672	$ 268,795	$ 1,312,657	2,179,902	3,860,686
Total					$ 2,301,735	$ 3,887,852